Net interest income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income
Deposits with the Federal Reserve and other central banks	$ 4,615	$ 4,541	$ 1,019
Deposits with banks	434	523	221
Federal funds sold and securities purchased under resale agreements	10,915	7,141	1,200
Loans	4,394	3,916	1,999
Securities:
Taxable	4,941	4,213	2,502
Exempt from federal income taxes	1	1	35
Total securities	4,942	4,214	2,537
Trading securities	307	313	142
Total interest income	25,607	20,648	7,118
Interest expense
Deposits in domestic offices	5,791	4,703	980
Deposits in foreign offices	2,856	2,421	607
Federal funds purchased and securities sold under repurchase agreements	9,974	6,699	934
Trading liabilities	88	156	68
Other borrowed funds	18	47	9
Commercial paper	62	0	0
Customer payables	640	566	156
Long-term debt	1,866	1,711	860
Total interest expense	21,295	16,303	3,614
Net interest income	4,312	4,345	3,504
Provision for credit losses	70	119	39
Net interest income after provision for credit losses	$ 4,242	$ 4,226	$ 3,465